Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities:
Net loss from continuing operations	$ (40,770)	$ (62,860)	$ (100,672)
Items not involving cash:
Depreciation and amortization	16,510	14,741	15,322
Stock-based compensation expense	3,040	6,961	10,450
Unrealized foreign exchange loss	8,957	562	6,565
Deferred income tax (recovery) expense	(1,838)	(1,644)	2,340
Income from investments accounted for by the equity method	(22,728)	(12,514)	(5,838)
Accretion of long-term debt and long-term royalty payable	9,133	10,071	4,945
Impairments on long lived assets, net	736	1,550	4,843
Inventory write-downs to net realizable value	162	1,111	6,591
Bargain purchase gain from acquisition	0	0	(35,808)
Change in fair value of derivative liability and bad debt expense	(433)	1,397	1,670
Restructuring obligations	0	(14,187)	14,123
Changes in non-cash operating working capital:
Accounts receivable	3,512	2,605	(4,930)
Inventories	(78)	4,565	31,352
Prepaid expenses	(170)	(93)	952
Accounts payable and accrued liabilities	(1,367)	6,755	(22,836)
Deferred revenue	(851)	(2,143)	(4,974)
Warranty liability	(1,252)	(6,330)	(5,855)
Net cash used in operating activities of continuing operations	(27,437)	(49,453)	(81,760)
Net cash from (used in) operating activities of discontinued operations	(1,435)	7,920	2,439
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(10,273)	(25,288)	(8,654)
Acquisitions, net of acquired cash (note 5)	0	0	45,344
Proceeds on sale of assets and investments	0	(85)
Proceeds on sale of assets and investments			26,334
Dividends received from joint ventures	23,191	16,633	13,398
Proceeds received from holdbacks	6,968	0	0
Net cash from (used in) investing activities of continuing operations	19,886	(8,740)	76,422
Net cash from investing activities of discontinued operations	14,050	77,148	0
Cash flows from (used in) financing activities:
Drawings on operating lines of credit and long-term facilities	12,612	42,641	9,184
Repayment of operating lines of credit and long-term facilities	(15,616)	(71,387)	(12,789)
Proceeds from share issuance, net	0	25,953	0
Repayment of royalty payable	(3,009)	(11,467)	0
Issuance of convertible debt and royalty payable	0	0	35,000
Long-term asset securing debt	(2,129)	0	0
Net cash from (used in) financing activities of continuing operations	(8,142)	(14,260)	31,395
Effect of foreign exchange on cash and cash equivalents	(7,645)	4,246	4,570
Increase (decrease) in cash and cash equivalents	(10,723)	16,861	33,066
Cash and cash equivalents, beginning of year	77,766	60,905	27,839
Cash and cash equivalents, end of year		77,766	60,905
Less: cash and cash equivalents from discontinued operations, end of year	0	5,924	0
Cash and cash equivalents from continuing operations, end of year	61,119	71,842	60,905
Supplementary information:
Interest paid	4,039	4,416	4,339
Taxes paid, net of refunds	540	722	2,479
Non-cash transactions:
Shares issued for acquisitions	$ 0	$ 0	$ 98,742